On behalf of Causeway International Value NextShares and Causeway Global Value NextShares (the “Funds”), series of Causeway ETMF Trust, and pursuant to Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing information in interactive data format, which relate to the prospectus for the Funds, dated February 28, 2018 as revised on April 10, 2018 (the “Prospectus”). The Prospectus was filed with Securities and Exchange Commission on April 10, 2018 (Accession No. 0001193125-18-112961), and is incorporated by reference into this filing.